Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate, percent	31.20%	31.20%	31.20%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ (28,191)	€ (151,890)	€ (119,273)
Other countries	(56)	26	(974)
Loss before income taxes	(28,247)	(151,864)	(120,247)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit at German tax rate	(8,820)	(47,419)	(37,547)
Foreign rate differential	(10)	(1)	175
Expected tax benefit	(8,830)	(47,420)	(37,372)
Tax effect from:
Non-deductible share-based compensation	2,639	2,968	4,791
Deductible share-based compensation liability awards	(428)	(401)	0
Goodwill impairment	0	56,807	32,674
Non-deductible expenses	335	165	234
Tax-free income from tax credit	(438)	0	0
Tax-free income from investments	(502)	0	0
Forfeiture of net operating losses	(567)	0	0
Movement in valuation allowance	550	13	(57)
Prior period taxes	64	(5)	192
Foreign withholding taxes	503	848	0
Movement in uncertain tax positions	132	(686)	6,311
Other differences	288	102	(203)
Income tax expense/(benefit)	€ (6,254)	€ 12,391	€ 6,570
Effective tax rate	22.10%	(8.20%)	(5.50%)
Investment income, tax free	€ 1,600
Net operating loss carryforward, forfeitures	€ 1,800